INVESTMENT IN EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT IN EQUITY SECURITIES
Schedule of equity securities

	Year ended December 31,
	2020	2019
Net gains recognized during the year	$2,178	$2,175
Less: Net gains recognized during the year related to equity securities sold during the year	(2,178)	—
Net unrealized gains recognized during the year related to equity securities still held at the end of the year	$—	$2,175